Provisions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [abstract]
Balance, period start	$ 451	$ 416
Arising during the year	110	139
Utilized		(104)
Balance, period end	$ 561	$ 451